TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense	—	—	—	—
China	—	—	—	—
Other jurisdictions	—	—	—	—
Deferred taxation	(21,011,979)	6,324,015	24,295,298	3,499,251
China	(62,051,840)	(31,447,143)	(22,553,453)	(3,248,373)
Other jurisdictions	41,039,861	37,771,158	46,848,751	6,747,624
Change in valuation allowance	21,011,979	(6,324,015)	(30,374,580)	(4,374,850)
China	62,051,840	31,447,143	22,553,453	3,248,373
Other jurisdictions	(41,039,861)	(37,771,158)	(52,928,033)	(7,623,223)

Income tax (expense) benefit	—	—	(6,079,282)	(875,599)

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016

PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	10%	(1%)	(4%)
Effect of future tax rate change	(1%)	(1%)	(1%)
Change of prior year deferred tax assets	(0%)	(1%)	(1%)
Change of valuation allowance	(16%)	(2%)	(13%)
(Income) not subject to tax and non-deductible expenses, net	2%	(1%)	0%
Effect of expired net operating loss	(20%)	(19%)	(6%)

Effective EIT rate	0%	0%	0%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	3,285,994	3,040,257	437,889
Temporary differences related to provision for advances to suppliers	888,961	533,377	76,822
Temporary differences related to provision for doubtful accounts	1,510,153	1,559,187	224,570
Other	5,900,763	8,142,650	1,172,786
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	12,728,642	32,411,960	4,668,293
Startup expenses and advertising fee	26,010,125	20,122,650	2,898,264
Temporary differences related to research and development credits	1,045,470	1,117,823	161,000
Temporary differences related to equity investment	1,531,567	1,629,449	234,689
Foreign tax credits	16,039,192	17,149,210	2,470,000
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	720,150
Tax loss carry forwards	505,784,660	519,393,542	74,808,230

Total deferred tax assets	579,725,527	610,100,105	87,872,693

Less: Valuation allowance	(579,725,527)	(610,100,105)	(87,872,693)

Total deferred tax assets	—	—	—

Significant components of deferred tax liabilities

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,690,705	—	—

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2016
	RMB	RMB	US$
			(Note 3)
Balance at January 1	561,922,818	579,725,527	83,497,844
Increase (decrease) in valuation allowance	17,802,709	30,374,578	4,374,849

Balance at December 31	579,725,527	610,100,105	87,872,693